Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000006782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
C000006781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
C000006776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
C000006789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
C000006790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
C000006791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	$ 10,000		$ 11,496	$ 13,647	$ 16,046	$ 16,514	$ 18,992	$ 25,045	$ 20,630	$ 24,852	$ 33,598	$ 39,447
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	$ 10,000		$ 11,726	$ 13,294	$ 14,465	$ 14,696	$ 13,624	$ 19,400	$ 16,770	$ 18,622	$ 24,025	$ 25,848